777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX FOLEY.COM WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com

September 27, 2024

VIA E-MAIL

Parnassus Income Funds

1 Market Street

Suite 1600

San Francisco, California 94105

RE:	Parnassus Income Funds – File Nos. 033-36065 and 811-06673

Ladies and Gentlemen:

On behalf of Parnassus Income Funds (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 52 to Form N-1A Registration Statement, including exhibits (the “Amended Registration Statement”). The Trust has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective 75 days after filing, pursuant to Rule 485(a).

The Trust is filing the Amended Registration Statement pursuant to Rule 485(a) because the Trust is establishing two new series, the Parnassus Core Select ETF and the Parnassus Value Select ETF. No fees are required in connection with this filing. The Trust will file a post-effective amendment pursuant to Rule 485(b) prior to this amendment going effective, which filing will, among other things, update information, provide XBRL data, and respond to any comments that the Staff may have.

The current prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Amended Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Foley & Lardner LLP Foley & Lardner LLP

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